Restatement of Previously Issued Financial Statements - Restatement of Consolidated Operations (Details Narrative) (USD $) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Sales	$ 400,465	$ 479,204
Cost of goods sold	233,453	191,493
Gross Profit	167,012	287,711
Operating expenses:
Selling expenses	62,269	112,439
General and administrative expenses	1,517,389	1,723,986
Total operating expenses	1,579,658	1,836,425
Loss from operations	(1,412,646)	(1,548,714)
Other income (expense)
Interest expense	(145,150)	(17,518)
Total other income (expense)	(145,150)	(17,518)
Loss before provision for income taxes	(1,557,796)	(1,566,232)
Provision for income taxes
Net loss	$ (1,557,796)	(1,566,232)
As Stated Member
Sales		479,204
Cost of goods sold		191,493
Gross Profit		287,711
Operating expenses:
Selling expenses		112,439
General and administrative expenses		1,674,169
Total operating expenses		1,786,608
Loss from operations		(1,498,897)
Other income (expense)
Interest expense		0
Total other income (expense)		0
Loss before provision for income taxes		(1,498,897)
Provision for income taxes
Net loss		(1,498,897)
Adjustment Member
Sales
Cost of goods sold
Gross Profit
Operating expenses:
Selling expenses
General and administrative expenses		49,817
Total operating expenses		49,817
Loss from operations		(49,817)
Other income (expense)
Interest expense		(17,518)
Total other income (expense)		(17,518)
Loss before provision for income taxes		(67,335)
Provision for income taxes
Net loss		(67,335)
As Restated Member
Sales		479,204
Cost of goods sold		191,493
Gross Profit		287,711
Operating expenses:
Selling expenses		112,439
General and administrative expenses		1,723,986
Total operating expenses		1,836,425
Loss from operations		(1,548,714)
Other income (expense)
Interest expense		(17,518)
Total other income (expense)		(17,518)
Loss before provision for income taxes		(1,566,232)
Provision for income taxes
Net loss		$ (1,566,232)